Prepaid Expenses - Additional Information (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	$ 61,097	$ 34,414
Board Members and Officers [Member] | Clinical Trial Insurance [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	41,000	$ 27,000
Board Members and Officers [Member] | Market Exchange Fees [Member]
Disclosure Prepaid Expenses And Other Assets Details [Line Items]
Prepaid expenses	$ 20,000